Organization and Basis of Presentation (Details) $ in Thousands			12 Months Ended
	Sep. 01, 2017 USD ($) location	Mar. 01, 2017 mi	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 28, 2016	Sep. 30, 2016
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
General partners' capital account, percentage			77.00%
Limited partners' capital account, percentage			23.00%
Services			$ 151,231	$ 135,718	$ 116,195
Depreciation, amortization and accretion expense			90,882	81,335	57,818
Earnings in unconsolidated affiliates			(40,158)	(8,201)	(348)
Net loss			(48,544)	(199,841)	(79,567)
Intangible assets, net			205,071	224,239
Investment in unconsolidated affiliates			(291,987)	(63,704)
Noncontrolling interests			16,755	12,111
Additions to property, plant and equipment			147,796	208,040	153,876
Investments in unconsolidated affiliates			(150,179)	(65,701)	(12,000)
Contributions from noncontrolling interest owners			3,366	584	0
Business exit costs			9,100
Bad debt expense			$ 1,038	$ 1,212	$ 820
Minimum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Useful Life (in years)			3 years
Useful life			5 years
Maximum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Useful Life (in years)			40 years
Useful life			30 years
8.50% Senior Notes, due 2021 | Senior Notes
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Debt instrument, interest rate (percent)			8.50%			8.50%
3.77% Senior Notes, due 2031 | Senior Notes
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Debt instrument, interest rate (percent)			3.77%				3.77%
Subsequent Event
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Gathering pipeline (miles) | mi		1,172
Discontinued Operations, Disposed of by Sale [Member] | Propane Marketing Services | Subsequent Event
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of business divested (percent)	100.00%
Cash received upon disposal	$ 170,000
Gain on sale of business	46,600
Business exit costs	$ 2,500
Propane Business [Member] | Discontinued Operations, Disposed of by Sale [Member] | Propane Marketing Services | Subsequent Event
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of business locations sold | location	40